Long-Term Investment	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM INVESTMENT

Note 7 – LONG-TERM INVESTMENT

Long-term investment consists of the following:

	March 31, 2022	March 31, 2021
Kahamadi Bio (1)	$-	$-
Zhetong Medical (2)	4,416,891	3,981,986
Advance to suppliers, net	$4,416,891	$3,981,986

(1)	It represents 49% investment in Kahamadi Bio. The investment is recorded using the equity method. Kahamadi Bio suffered loss of $0 and $6,217 in the year ended March 31, 2022 and 2021.

(2)	It represents 39% investment in Zhejiang Zhetong Medical Co., Ltd. (“Zhetong Medical”). Zhetong Medical was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhetong Medical. The investment is recorded based on equity method.